Segment information	12 Months Ended
Dec. 31, 2013
Segment information
5 Segment information

The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.

The segment information reflects the Group’s reportable segments as follows:

– Private Banking & Wealth Management offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients. The Private Banking & Wealth Management division comprises the Wealth Management Clients, Corporate & Institutional Clients and Asset Management businesses. Wealth Management Clients serves >>>UHNWI and >>>HNWI around the globe in addition to affluent and retail clients in Switzerland. Corporate & Institutional Clients serves the needs of corporations and institutional clients, mainly in Switzerland. Asset Management offers a wide range of investment products and solutions across asset classes and for all investment styles, serving governments, institutions, corporations and individuals worldwide.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, the Group’s tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation

Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.

Corporate services and business support in finance, operations, human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding

The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes

The Group’s segments are managed and reported on a pre-tax basis.

Net revenues and income/(loss) from continuing operations before taxes

in	2013	2012	2011
Net revenues (CHF million)
Private Banking & Wealth Management	13,442	13,474	13,397
Investment Banking	12,565	12,558	10,460
Corporate Center	(790)	(2,781)	1,238
Noncontrolling interests without SEI	639	360	796
Net revenues	25,856	23,611	25,891
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	3,240	3,775	2,961
Investment Banking	1,719	2,002	(593)
Corporate Center	(1,455)	(3,889)	391
Noncontrolling interests without SEI	592	302	712
Income from continuing operations before taxes	4,096	2,190	3,471

Total assets

end of	2013	2012
Total assets (CHF million)
Private Banking & Wealth Management	279,139	275,683
Investment Banking	502,799	563,758
Corporate Center	87,244	80,733
Noncontrolling interests without SEI	3,624	4,106
Total assets	872,806	924,280
Beginning in the first quarter of 2013, segment assets exclude intra-group balances between the segments. Prior period has been reclassified to conform to the current presentation.

Net revenues and income/(loss) from continuing operations before taxes by geographic location

in	2013	2012	2011
Net revenues (CHF million)
Switzerland	8,035	8,769	8,546
EMEA	4,744	3,243	6,429
Americas	10,810	9,763	9,182
Asia Pacific	2,267	1,836	1,734
Net revenues	25,856	23,611	25,891
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	642	1,680	455
EMEA	157	(1,581)	1,350
Americas	3,365	2,915	2,586
Asia Pacific	(68)	(824)	(920)
Income from continuing operations before taxes	4,096	2,190	3,471
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location

end of	2013	2012
Total assets (CHF million)
Switzerland	200,044	199,595
EMEA	194,675	222,483
Americas	398,198	421,418
Asia Pacific	79,889	80,784
Total assets	872,806	924,280
The designation of total assets by region is based upon customer domicile.

Bank
Segment information
5 Segment information

For the purposes of the presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for the years ended December 31, 2013, 2012 and 2011 was CHF 243 million, CHF 237 million and CHF 259 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 659 million, CHF 684 million and CHF 707 million, respectively, and total assets of these non-consolidated affiliate entities included in the segment presentation as of December 31, 2013 and 2012, were CHF 25.4 billion and CHF 25.8 billion, respectively.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group for further information.

Net revenues and income/(loss) from continuing operations before taxes

in	2013	2012	2011
Net revenues (CHF million)
Private Banking & Wealth Management	13,442	13,474	13,397
Investment Banking	12,565	12,558	10,460
Adjustments [1,2]	(677)	(2,854)	996
Net revenues	25,330	23,178	24,853
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	3,240	3,775	2,961
Investment Banking	1,719	2,002	(593)
Adjustments [1,3]	(1,289)	(3,795)	143
Income before taxes	3,670	1,982	2,511
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 682 million, CHF 365 million and CHF 900 million in 2013, 2012 and 2011, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 635 million, CHF 307 million and CHF 816 million in 2013, 2012 and 2011, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets

end of	2013	2012
Total assets (CHF million)
Private Banking & Wealth Management	279,139	275,683
Investment Banking	502,799	563,758
Adjustments [1]	72,474	68,719
Total assets	854,412	908,160
Beginning in the first quarter of 2013, segment assets exclude intra-group balances between the segments. Prior period has been reclassified to conform to the current presentation.
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes by geographic location

in	2013	2012	2011
Net revenues (CHF million)
Switzerland	7,479	7,968	7,754
EMEA	4,797	3,444	6,389
Americas	10,847	9,942	9,011
Asia Pacific	2,207	1,824	1,699
Net revenues	25,330	23,178	24,853
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	300	1,170	(176)
EMEA	195	(1,374)	1,312
Americas	3,317	3,023	2,330
Asia Pacific	(142)	(837)	(955)
Income from continuing operations before taxes	3,670	1,982	2,511
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location

end of	2013	2012
Total assets (CHF million)
Switzerland	181,584	183,735
EMEA	194,825	221,476
Americas	398,127	422,181
Asia Pacific	79,876	80,768
Total assets	854,412	908,160
The designation of total assets by region is based upon customer domicile.